Capital adequacy	12 Months Ended
Sep. 30, 2019
Capital adequacy
Capital adequacy

Note 29. Capital adequacy

APRA measures an ADI’s regulatory capital using three measures:

Level of capital	Definition
Common Equity Tier 1 Capital (CET1)

Comprises the highest quality components of capital that consists of paid-up share capital, retained profits and certain reserves, less certain intangible assets, capitalised expenses and software, and investments and retained profits in insurance and funds management subsidiaries that are not consolidated for capital adequacy purposes.

Tier 1 Capital	The sum of CET1 and AT1 Capital. AT1 Capital comprises high quality components of capital that consist of certain securities not included in CET1, but which include loss absorbing characteristics.
Total Regulatory Capital

The sum of Tier 1 Capital and Tier 2 Capital. Tier 2 Capital includes subordinated instruments and other components of capital that, to varying degrees, do not meet the criteria for Tier 1 Capital, but nonetheless contribute to the overall strength of an ADI and its capacity to absorb losses.

Under APRA’s Prudential Standards, Australian ADIs, including Westpac, are required to maintain a minimum CET1 ratio of at least 4.5%, Tier 1 Capital ratio of at least 6.0% and Total Regulatory Capital ratio of at least 8.0%. APRA may also require ADIs, including, Westpac, to meet Prudential Capital Requirements (PCRs) above the minimum capital ratios. APRA does not allow the PCRs for individual ADIs to be disclosed.

APRA also requires ADIs to hold additional CET1 buffers comprising of:

▪      a capital conservation buffer (CCB) of 3.5% for ADIs designated by APRA as domestic systemically important banks (D-SIBs) unless otherwise determined by APRA, which includes a 1.0% surcharge for D-SIBs. APRA has determined that Westpac is a D-SIB; and

▪      a countercyclical capital buffer. The countercyclical buffer is set on a jurisdictional basis and APRA is responsible for setting the requirement in Australia. The countercyclical buffer requirement is currently set to zero for Australia and New Zealand.

Collectively, the above buffers are referred to as the “Capital Buffer” (CB). Should the CET1 capital ratio fall within the capital buffer range restrictions on the distributions of earnings will apply. This includes restrictions on the amount of earnings that can be distributed through dividends, AT1 Capital distributions and discretionary staff bonuses.

Capital management strategy

Westpac’s approach to capital management seeks to ensure that it is adequately capitalised as an ADI. Westpac evaluates its approach to capital management through the Internal Capital Adequacy Assessment Process (ICAAP), the key features of which include:

▪      the development of a capital management strategy, including consideration of regulatory minimums, capital buffers and contingency plans;

▪      consideration of both economic and regulatory capital requirements;

▪      a stress testing framework that challenges the capital measures, coverage and requirements including the impact of adverse economic scenarios; and

▪      consideration of the perspective of external stakeholders’, including rating agencies and equity and debt investors.

In light of APRA’s ‘unquestionably strong’ capital benchmarks, Westpac will seek to operate with a CET1 capital ratio above 10.5% in March and September as measured under the existing capital framework. Additional buffers may also be held to reflect challenging or uncertain environments. This also takes into consideration:

▪      current regulatory capital minimums and the CCB, which together are the total CET1 requirement;

▪      stress testing to calibrate an appropriate buffer against a downturn; and

▪      quarterly volatility of capital ratios due to the half yearly cycle of ordinary dividend payments.

Westpac will revise its target capital level once APRA finalises its review of the capital adequacy framework.

Total regulatory capital developments

On 9 July 2019 APRA announced that it will require the major banks (including Westpac) to lift Total Regulatory Capital by three percentage points of RWA by 1 January 2024 in order to boost loss absorbing capacity and support orderly resolution. APRA also confirmed that its overall long term target of an additional four to five percentage points of loss absorbing capacity remains unchanged, and that it will consider the most feasible alternative method of sourcing the remaining one to two percentage points, taking into account the particular characteristics of the Australian financial system.

Further details of APRA's regulatory changes are set out in the Significant Developments section of the 2019 Annual Report.